Goodwill, Store Operating Rights and Other Intangible Assets, Net - Components of intangible assets (Details) - JPY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 640,614		¥ 587,361
Accumulated amortization	(315,391)		(279,272)
Net carrying amount	325,223		308,089
Intangible assets not subject to amortization	369		369
Total intangible assets	325,593		308,459
Store operating rights	2,740,178		925,334
Accumulated amortization	(240,166)		(94,496)
Net carrying value	2,500,012		830,838
Goodwill	375,383		389,131
Amortization expense	¥ 205,368	¥ 147,205
Impairments		¥ 0
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of Long-Lived Assets Held-for-use
Trademark
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 172,894		172,894
Customer relationship
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	180,000		180,000
Relaxation Salons
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Impairment of other intangible assets	18,534
Capitalized software
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	281,470		233,717
Reacquired rights
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	5,500
Other.
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 750		¥ 750